Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance - SoundHound, Inc. [Member] - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2008
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Stock options outstanding	5,402,617,000	5,178,276,000	4,276,480
Stock incentive plan shares reserved for future issuance	91,130,000	57,535,000	378,010
Total			22,675,165
Series A Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock			3,438,670
Series B Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock			5,964,072
Series C Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock			907,481
Series C-1 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	798,399,000	798,399,000	798,399
Series D Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock			3,646,050
Series D-1 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	1,515,152,000	1,515,152,000	1,515,152
Series D-2 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	1,515,151,000	1,515,151,000	1,515,151
Series B Convertible Preferred Stock Warrants [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock warrants			101,574
Series C Convertible Preferred Stock Warrants [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock warrants	134,126,000	134,126,000	134,126